Credit Risk (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of credit risk exposure [abstract]
Disclosure of provision matrix
Total loans and advances at amortised cost in the credit risk performance section includes Loans and advances at amortised cost to banks, Loans and advances at amortised cost to customers and Debt securities at amortised cost.
The table below presents a stage allocation and business segment analysis of loans and advances at amortised cost by gross exposure, impairment allowance, impairment charge and coverage ratio as at 30 June 2023. Also included are stage allocation of off-balance sheet loan commitments and financial guarantee contracts by gross exposure, impairment allowance and coverage as at 30 June 2023.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to gross loans and advances to the extent allowance does not exceed the drawn exposure and any excess is reported on the liabilities side of the balance sheet as a provision. For wholesale portfolios, impairment allowance on undrawn exposure is reported on the liability side of the balance sheet as a provision.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.23	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	164,741	23,408	2,390	190,539	324	669	507	1,500	189,039
Barclays International	32,431	4,645	1,954	39,030	365	1,211	1,144	2,720	36,310
Head Office	3,181	281	558	4,020	3	23	315	341	3,679
Total Barclays Group retail	200,353	28,334	4,902	233,589	692	1,903	1,966	4,561	229,028
Barclays UK	33,997	2,383	761	37,141	72	74	94	240	36,901
Barclays International	121,655	13,259	1,007	135,921	190	270	292	752	135,169
Head Office	307	—	17	324	—	—	17	17	307
Total Barclays Group wholesale	155,959	15,642	1,785	173,386	262	344	403	1,009	172,377
Total loans and advances at amortised cost	356,312	43,976	6,687	406,975	954	2,247	2,369	5,570	401,405
Off-balance sheet loan commitments and financial guarantee contracts[1]	364,839	28,637	1,262	394,738	200	308	41	549	394,189
Total[2]	721,151	72,613	7,949	801,713	1,154	2,555	2,410	6,119	795,594

	As at 30.06.23				Half year ended 30.06.23
	Coverage ratio				Loan impairment charge/(release) and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge/(release)		Loan loss rate
	%	%	%	%	£m		bps
Barclays UK	0.2	2.9	21.2	0.8		225		24
Barclays International	1.1	26.1	58.5	7.0		665		344
Head Office	0.1	8.2	56.5	8.5		9		45
Total Barclays Group retail	0.3	6.7	40.1	2.0		899		78
Barclays UK	0.2	3.1	12.4	0.6		(47)
Barclays International	0.2	2.0	29.0	0.6		58		9
Head Office	—	—	100.0	5.2		—
Total Barclays Group wholesale	0.2	2.2	22.6	0.6		11		1
Total loans and advances at amortised cost	0.3	5.1	35.4	1.4		910		45
Off-balance sheet loan commitments and financial guarantee contracts[1]	0.1	1.1	3.2	0.1		(25)
Other financial assets subject to impairment[2]						11
Total[3]	0.2	3.5	30.3	0.8		896

1Excludes loan commitments and financial guarantees of £12.3bn carried at fair value.
2Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £198.2bn and impairment allowance of £165m. This comprises £18m ECL on £196.8bn Stage 1 assets, £12m on £1.3bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £135m on £145m Stage 3 other assets.
3The annualised loan loss rate is 44bps after applying the total impairment charge of £896m.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.22	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	160,424	24,837	2,711	187,972	232	718	485	1,435	186,537
Barclays International	33,735	4,399	1,793	39,927	392	1,200	949	2,541	37,386
Head Office	3,644	252	661	4,557	3	24	359	386	4,171
Total Barclays Group retail	197,803	29,488	5,165	232,456	627	1,942	1,793	4,362	228,094
Barclays UK	34,858	2,954	805	38,617	129	109	96	334	38,283
Barclays International	117,692	14,298	1,098	133,088	301	265	312	878	132,210
Head Office	192	—	18	210	—	—	18	18	192
Total Barclays Group wholesale	152,742	17,252	1,921	171,915	430	374	426	1,230	170,685
Total loans and advances at amortised cost	350,545	46,740	7,086	404,371	1,057	2,316	2,219	5,592	398,779
Off-balance sheet loan commitments and financial guarantee contracts[1]	372,945	30,694	1,180	404,819	245	315	23	583	404,236
Total[2]	723,490	77,434	8,266	809,190	1,302	2,631	2,242	6,175	803,015

	As at 31.12.22				Year ended 31.12.22
	Coverage ratio				Loan impairment charge/(release) and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge/(release)		Loan loss rate
	%	%	%	%	£m		bps
Barclays UK	0.1	2.9	17.9	0.8		169		9
Barclays International	1.2	27.3	52.9	6.4		763		191
Head Office	0.1	9.5	54.3	8.5		—
Total Barclays Group retail	0.3	6.6	34.7	1.9		932		40
Barclays UK	0.4	3.7	11.9	0.9		106		27
Barclays International	0.3	1.9	28.4	0.7		127		10
Head Office	—	—	100.0	8.6		—
Total Barclays Group wholesale	0.3	2.2	22.2	0.7		233		14
Total loans and advances at amortised cost	0.3	5.0	31.3	1.4		1,165		29
Off-balance sheet loan commitments and financial guarantee contracts[1]	0.1	1.0	1.9	0.1		18
Other financial assets subject to impairment[2]						37
Total[3]	0.2	3.4	27.1	0.8		1,220

1Excludes loan commitments and financial guarantees of £14.9bn carried at fair value.
2Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.1bn and impairment allowance of £163m. This comprises £10m ECL on £178.4bn Stage 1 assets, £9m on £1.5bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £144m on £149m Stage 3 other assets.
3The annualised loan loss rate is 30bps after applying the total impairment charge of £1,220m.
Loans and advances at amortised cost by product
The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

		Stage 2
As at 30.06.23	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	155,521	15,114	1,841	848	17,803	2,108	175,432
Retail credit cards	29,351	5,676	356	266	6,298	1,455	37,104
Retail other	10,677	1,252	92	286	1,630	520	12,827
Corporate loans	106,387	14,074	133	209	14,416	2,602	123,405
Debt securities and other[1]	54,376	3,829	—	—	3,829	2	58,207
Total	356,312	39,945	2,422	1,609	43,976	6,687	406,975

Impairment allowance
Retail mortgages	41	67	21	16	104	409	554
Retail credit cards	474	1,235	164	152	1,551	1,125	3,150
Retail other	81	122	22	27	171	246	498
Corporate loans	335	367	12	8	387	589	1,311
Debt securities and other[1]	23	34	—	—	34	—	57
Total	954	1,825	219	203	2,247	2,369	5,570

Net exposure
Retail mortgages	155,480	15,047	1,820	832	17,699	1,699	174,878
Retail credit cards	28,877	4,441	192	114	4,747	330	33,954
Retail other	10,596	1,130	70	259	1,459	274	12,329
Corporate loans	106,052	13,707	121	201	14,029	2,013	122,094
Debt securities and other[1]	54,353	3,795	—	—	3,795	2	58,150
Total	355,358	38,120	2,203	1,406	41,729	4,318	401,405

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	—	0.4	1.1	1.9	0.6	19.4	0.3
Retail credit cards	1.6	21.8	46.1	57.1	24.6	77.3	8.5
Retail other	0.8	9.7	23.9	9.4	10.5	47.3	3.9
Corporate loans	0.3	2.6	9.0	3.8	2.7	22.6	1.1
Debt securities and other[1]	—	0.9	—	—	0.9	—	0.1
Total	0.3	4.6	9.0	12.6	5.1	35.4	1.4
1Predominantly includes debt securities within Treasury and CIB, these have a total gross exposure of £53.2bn and an impairment allowance of £57m. Also includes loans and advances of £4.5bn within Treasury and £0.5bn within Head Office, which have an impairment allowance of £nil.

		Stage 2
As at 31.12.22	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	153,672	15,990	1,684	526	18,200	2,414	174,286
Retail credit cards	29,788	5,731	284	434	6,449	1,380	37,617
Retail other	13,470	1,232	104	132	1,468	720	15,658
Corporate loans	107,309	16,560	159	107	16,826	2,567	126,702
Debt securities and other[1]	46,306	3,797	—	—	3,797	5	50,108
Total	350,545	43,310	2,231	1,199	46,740	7,086	404,371

Impairment allowance
Retail mortgages	29	53	11	9	73	414	516
Retail credit cards	458	1,334	100	186	1,620	955	3,033
Retail other	100	118	22	26	166	308	574
Corporate loans	461	401	13	10	424	542	1,427
Debt securities and other[1]	9	33	—	—	33	—	42
Total	1,057	1,939	146	231	2,316	2,219	5,592

Net exposure
Retail mortgages	153,643	15,937	1,673	517	18,127	2,000	173,770
Retail credit cards	29,330	4,397	184	248	4,829	425	34,584
Retail other	13,370	1,114	82	106	1,302	412	15,084
Corporate loans	106,848	16,159	146	97	16,402	2,025	125,275
Debt securities and other[1]	46,297	3,764	—	—	3,764	5	50,066
Total	349,488	41,371	2,085	968	44,424	4,867	398,779

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	—	0.3	0.7	1.7	0.4	17.1	0.3
Retail credit cards	1.5	23.3	35.2	42.9	25.1	69.2	8.1
Retail other	0.7	9.6	21.2	19.7	11.3	42.8	3.7
Corporate loans	0.4	2.4	8.2	9.3	2.5	21.1	1.1
Debt securities and other[1]	—	0.9	—	—	0.9	—	0.1
Total	0.3	4.5	6.5	19.3	5.0	31.3	1.4
1Predominantly includes debt securities within Treasury and CIB, these have a total gross exposure of £45.5bn and an impairment allowance of £42m. Also includes loans and advances of £4.1bn within Treasury and £0.5bn within Head Office, which have an impairment allowance of £nil.
The table below presents a breakdown of drawn exposure and impairment allowance for loans and advances at amortised cost with stage allocation for selected industry sectors within the corporate loan portfolio. As the nature of macroeconomic uncertainties have evolved, including to higher interest rates and continuing inflationary stress, so has the appraisal of selected sectors under management focus.

	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.23	£m	£m	£m	£m	£m	£m	£m	£m
Autos	911	182	41	1,134	3	4	7	14
Consumer manufacture	4,046	1,351	231	5,628	20	37	49	106
Discretionary retail and wholesale	4,432	1,394	174	6,000	29	30	37	96
Hospitality and leisure	3,654	1,349	324	5,327	23	24	59	106
Passenger travel	733	194	39	966	6	7	13	26
Real estate	13,637	2,423	495	16,555	53	46	116	215
Steel and aluminium manufacturers	453	154	28	635	4	2	19	25
Total	27,866	7,047	1,332	36,245	138	150	300	588
Total of corporate exposures (%)	26%	49%	51%	29%	41%	39%	51%	45%

	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.22	£m	£m	£m	£m	£m	£m	£m	£m
Autos	881	194	31	1,106	6	5	6	17
Consumer manufacture	3,845	1,729	199	5,773	45	41	46	132
Discretionary retail and wholesale	5,143	1,711	249	7,103	41	37	51	129
Hospitality and leisure	3,902	1,316	429	5,647	40	31	70	141
Passenger travel	744	267	51	1,062	9	7	13	29
Real estate	13,042	3,049	499	16,590	91	66	123	280
Steel and aluminium manufacturers	486	85	18	589	7	1	8	16
Total	28,043	8,351	1,476	37,870	239	188	317	744
Total of corporate exposures (%)	26%	50%	57%	30%	52%	44%	58%	52%

Disclosure of credit risk
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the methodology used to determine credit impairment provisions is included in the Barclays PLC Annual Report 2022.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements are measured over a 6-month period.
Loans and advances at amortised cost

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail mortgages	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2023	153,672	29	18,200	73	2,414	414	174,286	516
Transfers from Stage 1 to Stage 2	(5,762)	(1)	5,762	1	—	—	—	—
Transfers from Stage 2 to Stage 1	5,086	15	(5,086)	(15)	—	—	—	—
Transfers to Stage 3	(145)	—	(141)	(9)	286	9	—	—
Transfers from Stage 3	18	1	80	1	(98)	(2)	—	—
Business activity in the period[1]	14,681	9	361	3	6	5	15,048	17
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,695)	(11)	(589)	53	(300)	(2)	(7,584)	40
Final repayments	(5,334)	(1)	(784)	(3)	(190)	(5)	(6,308)	(9)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(10)	(10)	(10)	(10)
As at 30 June 2023	155,521	41	17,803	104	2,108	409	175,432	554

Retail credit cards
As at 1 January 2023	29,788	458	6,449	1,620	1,380	955	37,617	3,033
Transfers from Stage 1 to Stage 2	(2,037)	(57)	2,037	57	—	—	—	—
Transfers from Stage 2 to Stage 1	1,789	429	(1,789)	(429)	—	—	—	—
Transfers to Stage 3	(239)	(13)	(531)	(255)	770	268	—	—
Transfers from Stage 3	12	7	6	3	(18)	(10)	—	—
Business activity in the period	1,290	25	97	25	2	1	1,389	51
Refinements to models used for calculation[2]	—	—	—	—	—	(20)	—	(20)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,128)	(360)	67	571	(152)	424	(1,213)	635
Final repayments	(124)	(15)	(38)	(41)	(12)	(13)	(174)	(69)
Disposals[3]	—	—	—	—	(91)	(56)	(91)	(56)
Write-offs	—	—	—	—	(424)	(424)	(424)	(424)
As at 30 June 2023	29,351	474	6,298	1,551	1,455	1,125	37,104	3,150
.
1Business activity in the period reported within Retail mortgages includes an acquisition of Kensington Mortgage Company in UK Mortgages of £2.4bn.
2Refinements to models used for calculation reported within Retail credit cards include a £20m movement in US cards. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
3The £91m disposals reported within Retail credit cards relates to debt sales undertaken during the year.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail other	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2023	13,470	100	1,468	166	720	308	15,658	574
Transfers from Stage 1 to Stage 2	(890)	(12)	890	12	—	—	—	—
Transfers from Stage 2 to Stage 1	392	30	(392)	(30)	—	—	—	—
Transfers to Stage 3	(86)	(3)	(107)	(35)	193	38	—	—
Transfers from Stage 3	10	2	11	4	(21)	(6)	—	—
Business activity in the period	2,481	16	53	8	9	5	2,543	29
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,350)	(47)	(187)	50	(151)	27	(3,688)	30
Final repayments	(1,350)	(5)	(106)	(4)	(75)	(17)	(1,531)	(26)
Disposals[1]	—	—	—	—	(98)	(52)	(98)	(52)
Write-offs	—	—	—	—	(57)	(57)	(57)	(57)
As at 30 June 2023	10,677	81	1,630	171	520	246	12,827	498

Corporate loans
As at 1 January 2023	107,309	461	16,826	424	2,567	542	126,702	1,427
Transfers from Stage 1 to Stage 2	(5,875)	(31)	5,875	31	—	—	—	—
Transfers from Stage 2 to Stage 1	6,102	99	(6,102)	(99)	—	—	—	—
Transfers to Stage 3	(370)	(3)	(584)	(22)	954	25	—	—
Transfers from Stage 3	109	8	195	12	(304)	(20)	—	—
Business activity in the period	11,281	24	355	14	123	17	11,759	55
Refinements to models used for calculation[2]	—	(49)	—	142	—	—	—	93
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes[3]	1,521	(105)	(1,422)	(93)	(379)	225	(280)	27
Final repayments	(13,690)	(69)	(727)	(22)	(157)	(13)	(14,574)	(104)
Disposals[1]	—	—	—	—	(110)	(95)	(110)	(95)
Write-offs	—	—	—	—	(92)	(92)	(92)	(92)
As at 30 June 2023	106,387	335	14,416	387	2,602	589	123,405	1,311

1The £98m disposals reported within Retail other includes £64m part sale of Wealth portfolio in Italy and £34m relates to debt sales undertaken during the year. The £110m disposals reported within Corporate loans relates to debt sales undertaken during the year.
2Refinements to models used for calculation reported within Corporate loans include a £93m movement in Corporate and Investment Bank. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
3'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within Corporate loans also include assets of £0.5bn de-recognised due to payment received on defaulted loans from government guarantees issued under government’s Bounce Back Loan Scheme.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Debt securities and other	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2023	46,306	9	3,797	33	5	—	50,108	42
Transfers from Stage 1 to Stage 2	(260)	—	260	—	—	—	—	—
Transfers from Stage 2 to Stage 1	118	2	(118)	(2)	—	—	—	—
Transfers to Stage 3	—	—	—	—	—	—	—	—
Transfers from Stage 3	—	—	—	—	—	—	—	—
Business activity in the period	15,435	3	140	2	2	—	15,577	5
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,087)	9	(82)	3	—	—	(2,169)	12
Final repayments	(5,136)	—	(168)	(2)	(5)	—	(5,309)	(2)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	—	—	—	—
As at 30 June 2023	54,376	23	3,829	34	2	—	58,207	57

Reconciliation of ECL movement to impairment charge/(release) for the period
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	12	31	5	48
Retail credit cards	16	(69)	650	597
Retail other	(19)	5	47	33
Corporate loans	(126)	(37)	234	71
Debt securities and other	14	1	—	15
ECL movement excluding assets derecognised due to disposals and write-offs[1]	(103)	(69)	936	764
ECL movement on loan commitments and other financial guarantees	(45)	(7)	18	(34)
ECL movement on other financial assets	8	3	(9)	2
Recoveries and reimbursements[2]	62	(29)	(51)	(18)
Total exchange and other adjustments				182
Total income statement charge for the period				896

1    In H123, gross write-offs amounted to £583m (H122: £768m). Post write-off recoveries amounted to £21m (H122: £36m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £562m (H122: £732m).
2Recoveries and reimbursements includes a net reduction of £3m (H122 gain: £11m) in amounts expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain loan assets with third parties; cash recoveries of previously written off amounts is £21m (H122: £36m).

Loan commitments and financial guarantees
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail mortgages	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2023	11,714	—	450	—	6	—	12,170	—
Net transfers between stages	(22)	—	20	—	2	—	—	—
Business activity in the period	6,019	—	—	—	—	—	6,019	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,423)	—	18	—	(4)	—	(7,409)	—
Limit management and final repayments	(190)	—	(21)	—	—	—	(211)	—
As at 30 June 2023	10,098	—	467	—	4	—	10,569	—

Retail credit cards
As at 1 January 2023	144,957	50	5,435	83	228	—	150,620	133
Net transfers between stages	(358)	36	293	(36)	65	—	—	—
Business activity in the period	10,136	7	107	6	1	—	10,244	13
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,446)	(34)	(646)	76	(36)	—	(7,128)	42
Limit management and final repayments	(7,696)	(5)	(331)	(20)	(37)	—	(8,064)	(25)
As at 30 June 2023	140,593	54	4,858	109	221	—	145,672	163

Retail other
As at 1 January 2023	10,427	5	520	—	80	—	11,027	5
Net transfers between stages	(92)	—	67	—	25	—	—	—
Business activity in the period	655	—	2	—	2	—	659	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,209)	3	(44)	—	(48)	—	(1,301)	3
Limit management and final repayments	(420)	—	(10)	—	—	—	(430)	—
As at 30 June 2023	9,361	8	535	—	59	—	9,955	8

Corporate loans
As at 1 January 2023	205,684	190	24,289	232	866	23	230,839	445
Net transfers between stages	747	18	(898)	(19)	151	1	—	—
Business activity in the period	22,771	7	544	8	1	—	23,316	15
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,977	(26)	594	(3)	184	19	2,755	(10)
Limit management and final repayments	(26,568)	(51)	(1,752)	(19)	(224)	(2)	(28,544)	(72)
As at 30 June 2023	204,611	138	22,777	199	978	41	228,366	378

Debt securities and other
As at 1 January 2023	163	—	—	—	—	—	163	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the period	14	—	—	—	—	—	14	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)	—	—	—	—	—	(1)	—
Limit management and final repayments	—	—	—	—	—	—	—	—
As at 30 June 2023	176	—	—	—	—	—	176	—

Drivers of loan impairment charge

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments	Other adjustments	Management adjustments	Total impairment allowance[3]	Proportion of Management adjustments to total impairment allowance
		(a)	(b)	(a+b)
As at 30 June 2023	£m	£m	£m	£m	£m	%
Retail mortgages	416	22	116	138	554	24.9
Retail credit cards	3,122	143	48	191	3,313	5.8
Retail other	453	8	45	53	506	10.5
Corporate loans	1,441	98	150	248	1,689	14.7
Debt securities and other	57	—	—	—	57	—
Total	5,489	271	359	630	6,119	10.3

As at 31 December 2022	£m	£m	£m	£m	£m	%
Retail mortgages	427	4	85	89	516	17.2
Retail credit cards	2,986	93	87	180	3,166	5.7
Retail other	455	25	99	124	579	21.4
Corporate loans	1,740	195	(63)	132	1,872	7.1
Debt securities and other	42	—	—	—	42	—
Total	5,650	317	208	525	6,175	8.5

Economic uncertainty adjustments presented by stage

	Stage 1	Stage 2	Stage 3	Total
As at 30 June 2023	£m	£m	£m	£m
Retail mortgages	5	14	3	22
Retail credit cards	27	116	—	143
Retail other	3	5	—	8
Corporate loans	77	14	7	98
Debt securities and other	—	—	—	—
Total	112	149	10	271

As at 31 December 2022	£m	£m	£m	£m
Retail mortgages	1	3	—	4
Retail credit cards	17	76	—	93
Retail other	7	17	1	25
Corporate loans	181	14	—	195
Debt securities and other	—	—	—	—
Total	206	110	1	317
1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £4.7bn (FY22: £4.8bn) of modelled ECL, £0.4bn (FY22: £0.4bn) of individually assessed impairments and £0.4bn (FY22: £0.5bn) ECL from non-modelled exposures.
3Total impairment allowance consists of ECL stock on drawn and undrawn exposure.

Macroeconomic variables used in the calculation of ECL and the respective scenario probability weighting

Macroeconomic variables used in the calculation of ECL
As at 30.06.23	2023	2024	2025	2026	2027
Baseline	%	%	%	%	%
UK GDP[1]	0.3	0.9	1.6	1.8	1.9
UK unemployment[2]	4.1	4.4	4.2	4.2	4.2
UK HPI[3]	(6.1)	(1.3)	2.0	4.3	5.7
UK bank rate	4.8	4.6	3.9	3.8	3.5
US GDP[1]	1.1	0.7	2.0	2.0	2.0
US unemployment[4]	3.8	4.6	4.6	4.6	4.6
US HPI[5]	(0.7)	3.6	2.4	2.7	2.7
US federal funds rate	5.0	3.7	3.0	2.8	3.0

Downside 2
UK GDP[1]	(0.5)	(5.0)	(0.4)	2.5	1.9
UK unemployment[2]	4.4	7.8	8.3	7.7	7.1
UK HPI[3]	(10.2)	(20.5)	(17.7)	5.6	8.2
UK bank rate	5.5	8.0	7.3	6.1	4.8
US GDP[1]	0.5	(4.8)	(0.3)	2.8	2.1
US unemployment[4]	4.5	8.7	9.6	8.5	7.0
US HPI[5]	(1.8)	(3.7)	(4.2)	2.6	4.8
US federal funds rate	5.7	7.0	6.5	5.1	4.2

Downside 1
UK GDP[1]	(0.1)	(2.1)	0.6	2.2	1.9
UK unemployment[2]	4.2	6.1	6.2	5.9	5.6
UK HPI[3]	(8.1)	(11.3)	(8.2)	5.0	7.0
UK bank rate	5.2	6.1	5.6	4.8	4.1
US GDP[1]	0.8	(2.0)	0.8	2.4	2.0
US unemployment[4]	4.1	6.7	7.1	6.5	5.8
US HPI[5]	(1.2)	(0.1)	(0.9)	2.7	3.8
US federal funds rate	5.2	4.9	4.5	4.3	3.8

Upside 2
UK GDP[1]	1.2	4.1	3.2	2.6	2.3
UK unemployment[2]	3.9	3.6	3.5	3.6	3.6
UK HPI[3]	0.4	10.6	4.8	4.2	3.8
UK bank rate	4.4	3.3	2.5	2.5	2.5
US GDP[1]	2.2	3.9	3.0	2.8	2.8
US unemployment[4]	3.4	3.5	3.6	3.6	3.6
US HPI[5]	2.5	5.5	4.6	4.5	4.5
US federal funds rate	4.7	3.2	2.2	2.0	2.0

Upside 1
UK GDP[1]	0.8	2.5	2.4	2.2	2.1
UK unemployment[2]	4.0	4.0	3.9	3.9	3.9
UK HPI[3]	(2.9)	4.5	3.4	4.3	4.7
UK bank rate	4.6	4.0	3.1	3.0	3.0
US GDP[1]	1.6	2.3	2.5	2.4	2.4
US unemployment[4]	3.6	4.1	4.1	4.1	4.1
US HPI[5]	0.9	4.6	3.5	3.6	3.6
US federal funds rate	4.8	3.4	2.6	2.5	2.5
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Macroeconomic variables used in the calculation of ECL
As at 31.12.22	2022	2023	2024	2025	2026
Baseline	%	%	%	%	%
UK GDP[1]	3.3	(0.8)	0.9	1.8	1.9
UK unemployment[2]	3.7	4.5	4.4	4.1	4.2
UK HPI[3]	8.4	(4.7)	(1.7)	2.2	2.2
UK bank rate	1.8	4.4	4.1	3.8	3.4
US GDP[1]	1.8	0.5	1.2	1.5	1.5
US unemployment[4]	3.7	4.3	4.7	4.7	4.7
US HPI[5]	11.2	1.8	1.5	2.3	2.4
US federal funds rate	2.1	4.8	3.6	3.1	3.0

Downside 2
UK GDP[1]	3.3	(3.4)	(3.8)	2.0	2.3
UK unemployment[2]	3.7	6.0	8.4	8.0	7.4
UK HPI[3]	8.4	(18.3)	(18.8)	(7.7)	8.2
UK bank rate	1.8	7.3	7.9	6.6	5.5
US GDP[1]	1.8	(2.7)	(3.4)	2.0	2.6
US unemployment[4]	3.7	6.0	8.5	8.1	7.1
US HPI[5]	11.2	(3.1)	(4.0)	(1.9)	4.8
US federal funds rate	2.1	6.6	6.9	5.8	4.6

Downside 1
UK GDP[1]	3.3	(2.1)	(1.5)	1.9	2.1
UK unemployment[2]	3.7	5.2	6.4	6.0	5.8
UK HPI[3]	8.4	(11.7)	(10.6)	(2.8)	5.2
UK bank rate	1.8	5.9	6.1	5.3	4.6
US GDP[1]	1.8	(1.1)	(1.1)	1.7	2.1
US unemployment[4]	3.7	5.1	6.6	6.4	5.9
US HPI[5]	11.2	(0.7)	(1.3)	0.2	3.6
US federal funds rate	2.1	5.8	5.4	4.4	3.9

Upside 2
UK GDP[1]	3.3	2.8	3.7	2.9	2.4
UK unemployment[2]	3.7	3.5	3.4	3.4	3.4
UK HPI[3]	8.4	8.7	7.5	4.4	4.2
UK bank rate	1.8	3.1	2.6	2.5	2.5
US GDP[1]	1.8	3.3	3.5	2.8	2.8
US unemployment[4]	3.7	3.3	3.3	3.3	3.3
US HPI[5]	11.2	5.8	5.1	4.5	4.5
US federal funds rate	2.1	3.6	2.9	2.8	2.8

Upside 1
UK GDP[1]	3.3	1.0	2.3	2.4	2.1
UK unemployment[2]	3.7	4.0	3.9	3.8	3.8
UK HPI[3]	8.4	1.8	2.9	3.3	3.2
UK bank rate	1.8	3.5	3.3	3.0	2.8
US GDP[1]	1.8	1.9	2.3	2.2	2.2
US unemployment[4]	3.7	3.8	4.0	4.0	4.0
US HPI[5]	11.2	3.8	3.3	3.4	3.4
US federal funds rate	2.1	3.9	3.4	3.0	3.0
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest cumulative position relative to the start point, in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.23%		%	%	%	%
UK GDP[2]	15.1	11.2	1.3	(2.7)	(6.9)
UK unemployment[3]	3.5	3.9	4.2	6.5	8.5
UK HPI[4]	25.8	14.6	0.8	(25.2)	(41.5)
UK bank rate	2.5	3.0	4.1	6.3	8.0
US GDP[2]	15.9	11.9	1.6	(2.3)	(6.2)
US unemployment[3]	3.3	3.5	4.4	7.2	9.8
US HPI[4]	23.6	17.2	2.1	(2.3)	(10.1)
US federal funds rate	2.0	2.5	3.5	5.3	7.0
As at 31.12.22%		%	%	%	%
UK GDP[2]	13.9	9.4	1.4	(3.2)	(6.8)
UK unemployment[3]	3.4	3.6	4.2	6.6	8.5
UK HPI[4]	37.8	21.0	1.2	(17.9)	(35.0)
UK bank rate	0.5	0.5	3.5	6.3	8.0
US GDP[2]	14.1	9.6	1.3	(2.5)	(6.3)
US unemployment[3]	3.3	3.6	4.4	6.7	8.6
US HPI[4]	35.0	27.5	3.8	3.7	0.2
US federal funds rate	0.1	0.1	3.3	6.0	7.0

1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q123 (2022: Q122).
2Maximum growth relative to Q422 (2022: Q421), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q422 (2022: Q421), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios.
4Maximum growth relative to Q422 (2022: Q421), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q422 (2022: Q421), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.23%		%	%	%	%
UK GDP[2]	2.7	2.0	1.3	0.5	(0.3)
UK unemployment[3]	3.6	3.9	4.2	5.6	7.0
UK HPI[4]	4.7	2.8	0.8	(3.4)	(7.6)
UK bank rate	3.0	3.6	4.1	5.2	6.4
US GDP[2]	2.9	2.3	1.6	0.8	—
US unemployment[3]	3.5	4.0	4.4	6.0	7.6
US HPI[4]	4.3	3.2	2.1	0.8	(0.5)
US federal funds rate	2.8	3.2	3.5	4.5	5.7
As at 31.12.22%		%	%	%	%
UK GDP[2]	3.0	2.2	1.4	0.7	—
UK unemployment[3]	3.5	3.8	4.2	5.4	6.7
UK HPI[4]	6.6	3.9	1.2	(2.6)	(6.4)
UK bank rate	2.5	2.9	3.5	4.7	5.8
US GDP[2]	2.9	2.1	1.3	0.7	—
US unemployment[3]	3.4	3.9	4.4	5.5	6.7
US HPI[4]	6.2	5.0	3.8	2.5	1.2
US federal funds rate	2.8	3.1	3.3	4.3	5.2
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index.
25-year yearly average CAGR, starting 2022 (2022: 2021).
35-year average. Period based on 20 quarters from Q123 (2022: Q122).
45-year quarter end CAGR, starting Q422 (2022: Q421).

ECL under 100% weighted scenarios for key principal portfolios

	Scenarios
As at 30 June 2023	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Retail mortgages	149,626	151,300	150,889	150,274	147,210	141,860
Retail credit cards[2]	66,280	66,587	66,408	66,240	66,101	65,834
Retail other[2]	11,479	11,654	11,573	11,482	11,307	11,146
Corporate loans[2]	146,763	152,688	150,797	147,814	142,071	127,549
Debt securities and other[3]	28,515	28,693	28,673	28,515	28,503	28,226
Stage 1 Model ECL (£m)
Retail mortgages	10	3	4	5	18	49
Retail credit cards	495	483	489	495	505	515
Retail other	52	47	50	51	55	60
Corporate loans	278	234	257	275	300	303
Debt securities and other	21	18	19	21	23	26
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.7	0.7	0.7	0.7	0.8	0.8
Retail other	0.5	0.4	0.4	0.4	0.5	0.5
Corporate loans	0.2	0.2	0.2	0.2	0.2	0.2
Debt securities and other	0.1	0.1	0.1	0.1	0.1	0.1
Stage 2 Model Exposure (£m)
Retail mortgages	18,147	16,473	16,884	17,499	20,563	25,913
Retail credit cards[2]	7,471	6,748	7,090	7,424	8,170	9,066
Retail other[2]	1,699	1,512	1,597	1,690	1,891	2,078
Corporate loans[2]	26,584	20,495	22,449	25,555	31,422	46,128
Debt securities and other[3]	2,629	2,451	2,471	2,629	2,641	2,918
Stage 2 Model ECL (£m)
Retail mortgages	40	18	21	24	62	300
Retail credit cards	1,559	1,376	1,456	1,541	1,757	2,023
Retail other	137	115	126	135	162	185
Corporate loans	558	368	427	521	805	1,401
Debt securities and other	35	28	31	34	41	56
Stage 2 Coverage (%)
Retail mortgages	0.2	0.1	0.1	0.1	0.3	1.2
Retail credit cards	20.9	20.4	20.5	20.8	21.5	22.3
Retail other	8.1	7.6	7.9	8.0	8.6	8.9
Corporate loans	2.1	1.8	1.9	2.0	2.6	3.0
Debt securities and other	1.3	1.1	1.3	1.3	1.6	1.9
Stage 3 Model Exposure (£m)[4]
Retail mortgages	1,580	1,580	1,580	1,580	1,580	1,580
Retail credit cards	1,497	1,497	1,497	1,497	1,497	1,497
Retail other	219	219	219	219	219	219
Corporate loans	3,193	3,193	3,193	3,193	3,193	3,193
Debt securities and other[3]	—	—	—	—	—	—
Stage 3 Model ECL (£m)
Retail mortgages	329	303	309	316	360	455
Retail credit cards	983	966	975	983	996	1,007
Retail other	138	136	137	138	140	143
Corporate loans[5]	81	76	78	80	88	97
Debt securities and other	—	—	—	—	—	—
Stage 3 Coverage (%)
Retail mortgages	20.8	19.2	19.6	20.0	22.8	28.8
Retail credit cards	65.7	64.5	65.1	65.7	66.5	67.3
Retail other	63.0	62.1	62.6	63.0	63.9	65.3
Corporate loans[5]	2.5	2.4	2.4	2.5	2.8	3.0
Debt securities and other	—	—	—	—	—	—
Total Model ECL (£m)
Retail mortgages	379	324	334	345	440	804
Retail credit cards	3,037	2,825	2,920	3,019	3,258	3,545
Retail other	327	298	313	324	357	388
Corporate loans[5]	917	678	762	876	1,193	1,801
Debt securities and other	56	46	50	55	64	82
Total Model ECL	4,716	4,171	4,379	4,619	5,312	6,620

Reconciliation to total ECL	£m
Total weighted model ECL	4,716
ECL from individually assessed impairments[5]	420
ECL from non-modelled exposures and others	353
ECL from post model management adjustments	630
Of which: ECL from economic uncertainty adjustments	271
Total ECL	6,119
1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2For Retail credit cards, Retail other and Corporate loans, the model exposure movement between stages 1 and 2 across scenarios differs due to additional impacts from the undrawn exposure.
3Debt securities and other excludes Treasury exposures since these are non-modelled.
4Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 30 June 2023 and not on macroeconomic scenario.
5Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £420m is reported as an individually assessed impairment in the reconciliation table.

	Scenarios
As at 31 December 2022	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Retail mortgages	144,701	147,754	146,873	145,322	142,599	138,619
Retail credit cards[2]	67,204	67,622	67,352	67,080	66,908	66,636
Retail other[2]	12,282	12,428	12,341	12,235	12,111	11,986
Corporate loans[2]	156,302	164,207	161,578	158,218	150,827	138,618
Debt securities and other[3]	32,380	32,484	32,403	32,385	32,321	31,137
Stage 1 Model ECL (£m)
Retail mortgages	7	3	3	4	9	30
Retail credit cards	509	493	503	512	517	521
Retail other	52	45	49	52	54	55
Corporate loans	341	259	290	325	397	443
Debt securities and other	14	10	11	13	17	21
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.8	0.7	0.7	0.8	0.8	0.8
Retail other	0.4	0.4	0.4	0.4	0.4	0.5
Corporate loans	0.2	0.2	0.2	0.2	0.3	0.3
Debt securities and other	—	—	—	—	0.1	0.1
Stage 2 Model Exposure (£m)
Retail mortgages	18,723	15,670	16,551	18,102	20,825	24,805
Retail credit cards[2]	7,611	6,551	7,118	7,691	8,313	9,062
Retail other[2]	1,559	1,386	1,485	1,601	1,741	1,881
Corporate loans[2]	24,935	16,858	19,550	23,031	30,548	42,952
Debt securities and other[3]	943	839	919	938	1,002	2,186
Stage 2 Model ECL (£m)
Retail mortgages	33	15	18	23	45	151
Retail credit cards	1,624	1,361	1,487	1,624	1,811	2,032
Retail other	124	96	109	124	144	160
Corporate loans	610	399	470	569	817	1,304
Debt securities and other	32	23	26	31	42	66
Stage 2 Coverage (%)
Retail mortgages	0.2	0.1	0.1	0.1	0.2	0.6
Retail credit cards	21.3	20.8	20.9	21.1	21.8	22.4
Retail other	8.0	6.9	7.3	7.7	8.3	8.5
Corporate loans	2.4	2.4	2.4	2.5	2.7	3.0
Debt securities and other	3.4	2.7	2.8	3.3	4.2	3.0
Stage 3 Model Exposure (£m)[4]
Retail mortgages	1,553	1,553	1,553	1,553	1,553	1,553
Retail credit cards	1,354	1,354	1,354	1,354	1,354	1,354
Retail other	216	216	216	216	216	216
Corporate loans	2,892	2,892	2,892	2,892	2,892	2,892
Debt securities and other[3]	—	—	—	—	—	—
Stage 3 Model ECL (£m)
Retail mortgages	332	311	317	323	347	405
Retail credit cards	880	861	871	880	893	903
Retail other	132	129	131	132	134	136
Corporate loans[5]	70	66	68	70	78	85
Debt securities and other	—	—	—	—	—	—
Stage 3 Coverage (%)
Retail mortgages	21.4	20.0	20.4	20.8	22.3	26.1
Retail credit cards	65.0	63.6	64.3	65.0	66.0	66.7
Retail other	61.1	59.7	60.6	61.1	62.0	63.0
Corporate loans[5]	2.4	2.3	2.4	2.4	2.7	2.9
Debt securities and other	—	—	—	—	—	—
Total Model ECL (£m)
Retail mortgages	372	329	338	350	401	586
Retail credit cards	3,013	2,715	2,861	3,016	3,221	3,456
Retail other	308	270	289	308	332	351
Corporate loans[5]	1,021	724	828	964	1,292	1,832
Debt securities and other	46	33	37	44	59	87
Total Model ECL	4,760	4,071	4,353	4,682	5,305	6,312

Reconciliation to total ECL	£m
Total weighted model ECL	4,760
ECL from individually assessed impairments[5]	434
ECL from non-modelled exposures and others	456
ECL from post model management adjustments	525
Of which: ECL from economic uncertainty adjustments	317
Total ECL	6,175
1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2For Retail credit cards, Retail other and Corporate loans, the model exposure movement between stages 1 and 2 across scenarios differs due to additional impacts from the undrawn exposure.
3Debt securities and other excludes Treasury exposures since these are non-modelled.
4Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31 December 2022 and not on macroeconomic scenario.
5Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £434m is reported as an individually assessed impairment in the reconciliation table.